Stock-Based Compensation - Schedule of Nonvested Performance and Restricted Stock Unit Plans (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted	$ 44.83	$ 41.34
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year			323
Nonvested, Number of Units, Granted			77
Nonvested, Number of Units, Dividends			7
Nonvested, Number of Units, Forfeited or expired			0
Nonvested, Number of Units, Vested and issued			(136)
Nonvested/unissued, Number of Units, Ending balance			271
Weighted-average grant date fair value, Beginning balance			$ 39.16
Weighted-average grant date fair value, Granted			$ 53.73
Weighted-average grant date fair value, Dividends
Weighted-average grant date fair value, Forfeited or expired			$ 0
Weighted-average grant date fair value, Vested and issued			$ 36.23
Weighted-average grant date fair value, Ending balance			$ 43.71
Restricted Stock/Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested/unissued, Number of Units, at beginning of year			245
Nonvested, Number of Units, Granted			83
Nonvested, Number of Units, Dividends			7
Nonvested, Number of Units, Forfeited or expired			0
Nonvested, Number of Units, Vested and issued			(78)
Nonvested/unissued, Number of Units, Ending balance			257
Weighted-average grant date fair value, Beginning balance			$ 38.00
Weighted-average grant date fair value, Granted			$ 53.73
Weighted-average grant date fair value, Dividends
Weighted-average grant date fair value, Forfeited or expired			$ 0
Weighted-average grant date fair value, Vested and issued			$ 40.87
Weighted-average grant date fair value, Ending balance			$ 41.22